INCOME STATEMENT DETAILS (Schedule of General and Administrative Expenses) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Wages, employee benefits expenses and car maintenance	₪ 81	₪ 85	₪ 76
Professional fees	21	21	21
Credit card and other commissions	13	13	14
Depreciation	14	14	11
Other	16	16	26
Total general and administrative expenses	₪ 145	₪ 149	₪ 148	[1]

[1]	See note 2(o) regarding the adoption of IFRS 16 - Leases, from the beginning of 2019.